Net revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net sales and services revenue	R$ 70,569	R$ 96,519	R$ 105,625